LETTER TO THE SHAREHOLDERS OF J.P. MORGAN PRIME MONEY MARKET FUND

January 4, 1999

Dear Shareholder:

We are pleased to report that J.P. Morgan Prime Money Market Fund produced a total return of 5.40% for the fiscal year ended November 30, 1998, outperforming the 4.93% return of its benchmark, the IBC First Tier Money Fund Average. In a changing interest rate environment, active management of the portfolio's average maturity, its security selection, and careful liquidity management were the reasons for the fund's relative success during the period. As seen in the accompanying table, the fund also produced competitive returns over the long term, outperforming its benchmark for the three, five, and ten-year periods ended November 30, 1998.

The fund maintained a stable $1.00 net asset value over the period while paying approximately $0.05 per share in dividends from ordinary income. The fund's total net assets were approximately $2.8 billion, while the net assets of The Prime Money Market Portfolio, in which the fund invests, totaled approximately $7.8 billion on November 30, 1998, the end of the reporting period.

In this report, we have included a portfolio manager Q&A with Robert R. ("Skip") Johnson, a member of our portfolio management team and lead portfolio manager for the fund. In this interview, Skip answers some commonly asked questions about the fund, discusses portfolio activity over the reporting period and offers an outlook for the months ahead.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 521-5411.

Sincerely yours,

/s/ Ramon de Oliveira                   /s/ Keith M. Schappert

Ramon de Oliveira                       Keith M. Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P. Morgan & Co. Incorporated          J.P. Morgan & Co. Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS . . . . .1     FUND FACTS AND HIGHLIGHTS. . . . . 5

FUND PERFORMANCE . . . . . . . . . .2     FINANCIAL STATEMENTS . . . . . . . 8

PORTFOLIO MANAGER Q&A. . . . . . . .3
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change in a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.



PERFORMANCE                               TOTAL RETURNS           AVERAGE ANNUAL TOTAL RETURNS
                                          ------------------      ------------------------------------------
                                          THREE       SIX         ONE         THREE       FIVE        TEN
AS OF NOVEMBER 30, 1998                   MONTHS      MONTHS      YEAR        YEARS       YEARS       YEARS
------------------------------------------------------------------------------------------------------------
J.P. Morgan Prime Money Market Fund       1.26%       2.61%       5.40%       5.36%       5.10%       5.56%
IBC First Tier Money Fund Average*        1.16%       2.39%       4.93%       4.95%       4.77%       5.27%
Lipper Retail Money Fund Average          1.16%       2.39%       4.89%       4.89%       4.74%       5.24%

AS OF SEPTEMBER 30, 1998
------------------------------------------------------------------------------------------------------------
J.P. Morgan Prime Money Market Fund       1.32%       2.67%       5.48%       5.39%       5.03%       5.61%
IBC First Tier Money Fund Average*        1.21%       2.44%       5.00%       4.98%       4.70%       5.32%
Lipper Retail Money Fund Average          1.21%       2.43%       4.93%       4.91%       4.66%       5.28%


*IBC TAXABLE MONEY FUND AVERAGE THROUGH NOVEMBER 30, 1995, AND THE IBC FIRST TIER MONEY FUND AVERAGE THEREAFTER.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. IBC FIRST TIER MONEY FUND AVERAGE IS THAT OF AN AVERAGE OF FUNDS MANAGED SIMILARLY TO THE FUND. IBC IS A NATIONALLY RECOGNIZED SOURCE OF MONEY MARKET FUND DATA. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

Following is an interview with ROBERT R. ("SKIP") JOHNSON, a member of the portfolio management team for The Prime Money Market Portfolio, in which the fund invests. Prior to joining Morgan in 1988, Skip held senior positions with the Bank of Montreal and U.S. Steel. This interview was conducted on December 15, 1998 and reflects his views on that date.

WOULD YOU BRIEFLY HIGHLIGHT THE EVENTS OF THE LAST 12 MONTHS, PERTAINING SPECIFICALLY TO THE SHORT-TERM FIXED INCOME MARKETS?

RRJ: I believe many people would agree the past 12 months have been eventful for the markets in general, to say the least. Earlier in the period, we had a Federal Reserve more concerned about inflation than economic growth, which remained firm in the early part of the year. It appeared, though, that the global environment was of concern to the Fed - and with good reason. The Asian crisis, Russia's solvency problems and then Japan's banking and currency issues were severe enough to warrant intervention by the Fed and the Bank of Japan to support the Yen. Against this backdrop, the Fed felt it necessary to ease rates
- three times, to be exact - between September 29th and November 17th. Other policymakers around the world lent their support of this move, such as the Bank of England, which also made a 50 basis point rate cut. This momentum helped restore relative calm to the financial markets.

Later in the year, however, economic growth slowed a bit. We end the period under review with the lowest level in commodity prices in two decades. And corporate earnings concerns in the U.S. have repeatedly swayed the Dow Jones Industrial Average over the period, among other factors, of course. We believe the debate in the months ahead will be in terms of how much more slowing we'll see here in the U.S. in economic growth.

In general, the volatility in U.S. equities benefited U.S. bonds and the money markets over the period, as we experienced a flight to quality that sent investors to safer havens throughout most of the period - namely, to Treasuries. We had a flat to inverted yield curve most of the year.

PLEASE TELL US ABOUT THE PORTFOLIO AND HOW YOU'VE POSITIONED IT THROUGHOUT THE PERIOD.

RRJ: First, it's important to mention the fund's assets nearly doubled over the period. In terms of positioning, in response to the yield curve we saw this year, we increased our holdings of floating rate notes and of asset backed commercial paper. While we maintained an average maturity near the high end of the portfolio's range, we were sensitive to maintaining liquidity to take advantage of quarter-end and year-end pressures. We kept a laddered portfolio throughout most of the year.

THE PORTFOLIO PERFORMED WELL IN RELATION TO ITS PEERS AND TO THE BENCHMARK. TO WHAT FACTORS DO YOU ATTRIBUTE THESE FAVORABLE RESULTS?

RRJ: We believe the fact that we kept the portfolio laddered contributed to good performance. This strategy allowed a smaller amount of overnight securities to be repriced at lower rates brought about by the Fed's easing, particularly the second time.

HOW WILL YOU POSITION THE PORTFOLIO IN THE MONTHS AHEAD?

RRJ: We'll continue our current strategy of holding floating rate notes and asset backed paper. We also expect the Fed to be, for the most part, on hold for the next few months, so we'll stay near the top of the range in our average maturity.

HOW DOES THIS STRATEGY RELATE TO YOUR OUTLOOK FOR THE NEXT YEAR?

RRJ: Going forward, we're anticipating not much inflation - not unlike what we had during the period under review. Therefore, we'd like to be in a position to again take advantage of any future quarter-end pressures. Liquidity will remain a key priority. As for our holdings, we still believe that asset backed securities offer us a liquid, well-structured, high quality security that fits in with our objectives for the fund.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Prime Money Market Fund seeks to provide current income, maintain a high level of liquidity, and preserve capital. It is designed for investors who seek to preserve capital and earn current income from a portfolio of high quality money market instruments.

--------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
10/01/82

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 11/30/98
$2,806,488,313

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 11/30/98
$7,780,223,906

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
SHORT-TERM CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
MONTHLY

LONG-TERM CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/11/98

EXPENSE RATIO
The fund's current expense ratio of 0.40% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF NOVEMBER 30, 1998

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

FLOATING RATE NOTES                          45.5%

COMMERCIAL PAPER - DOMESTIC                  32.3%

CERTIFICATE OF DEPOSIT - FOREIGN             12.0%

COMMERCIAL PAPER - FOREIGN                    4.2%

CERTIFICATE OF DEPOSIT - DOMESTIC             2.5%

TIME DEPOSITS                                 1.6%

TAXABLE MUNICIPALS                            1.2%

CORPORATE BONDS                               0.7%


AVERAGE 7-DAY CURRENT YIELD
4.84%

AVERAGE MATURITY
56.8 days

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. WHILE THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT WILL CONTINUE TO DO SO.

Opinions expressed herein are based on current market conditions and are subject to change without notice. The fund invests through a master portfolio (another fund with the same objective).

CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

J.P. MORGAN PRIME MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investment in The Prime Money Market Portfolio
  ("Portfolio"), at value                          $2,810,654,941
Prepaid Trustees' Fees                                      2,588
Prepaid Expenses and Other Assets                          19,938
                                                   --------------
    Total Assets                                    2,810,677,467
                                                   --------------
LIABILITIES
Dividends Payable to Shareholders                       3,319,014
Shareholder Servicing Fee Payable                         582,518
Administrative Services Fee Payable                        64,870
Administration Fee Payable                                 10,947
Fund Services Fee Payable                                   2,705
Accrued Expenses                                          209,100
                                                   --------------
    Total Liabilities                                   4,189,154
                                                   --------------
NET ASSETS
Applicable to 2,806,657,254 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $2,806,488,313
                                                   --------------
                                                   --------------
Net Asset Value, Offering and Redemption Price
  Per Share                                                 $1.00
                                                             ----
                                                             ----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $2,807,017,274
Accumulated Distributions in Excess of Net
  Realized Gain                                          (447,721)
Accumulated Net Realized Loss on Investment               (81,240)
                                                   --------------
    Net Assets                                     $2,806,488,313
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN PRIME MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                       $148,230,146
Allocated Portfolio Expenses                                      (4,383,297)
                                                                ------------
    Net Investment Income Allocated from
      Portfolio                                                  143,846,849
FUND EXPENSES
Shareholder Servicing Fee                          $4,667,059
Administrative Services Fee                           756,083
Registration Fees                                     235,057
Transfer Agent Fees                                   147,776
Fund Services Fee                                      75,613
Professional Fees                                      59,430
Administration Fee                                     56,434
Trustees' Fees and Expenses                            34,628
Miscellaneous                                          56,726
                                                   ----------
    Total Fund Expenses                                            6,088,806
                                                                ------------
NET INVESTMENT INCOME                                            137,758,043
NET REALIZED LOSS ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                          (24,422)
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $137,733,621
                                                                ------------
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN PRIME MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL      FOR THE FISCAL
                                                      YEAR ENDED          YEAR ENDED
                                                   NOVEMBER 30, 1998   NOVEMBER 30, 1997
                                                   -----------------   -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     137,758,043   $     118,740,667
Net Realized Loss on Investment Allocated from
  Portfolio                                                  (24,422)            (56,817)
                                                   -----------------   -----------------
    Net Increase in Net Assets Resulting from
      Operations                                         137,733,621         118,683,850
                                                   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                   (137,683,198)       (118,740,667)
Net Realized Gain                                                 --            (614,694)
                                                   -----------------   -----------------
    Total Distributions to Shareholders                 (137,683,198)       (119,355,361)
                                                   -----------------   -----------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (AT A CONSTANT $1.00
  PER SHARE)
Proceeds from Shares of Beneficial Interest Sold      18,357,223,341      13,824,372,616
Reinvestment of Dividends and Distributions              109,585,123         111,587,701
Cost of Shares of Beneficial Interest Redeemed       (17,978,806,833)    (13,772,210,572)
                                                   -----------------   -----------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                                488,001,631         163,749,745
                                                   -----------------   -----------------
    Total Increase in Net Assets                         488,052,054         163,078,234
NET ASSETS
Beginning of Fiscal Year                               2,318,436,259       2,155,358,025
                                                   -----------------   -----------------
End of Fiscal Year                                 $   2,806,488,313   $   2,318,436,259
                                                   -----------------   -----------------
                                                   -----------------   -----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each year are as follows:

                                                                                         FOR THE FISCAL YEAR ENDED
                                                                             -------------------------------------------------
                                                                                1998         1997         1996         1995
                                                                             ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF YEAR                                           $     1.00   $     1.00   $     1.00   $     1.00
                                                                             ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                            0.0528       0.0524       0.0509       0.0557
Net Realized Gain (Loss) on Investments                                         (0.0000)(a)    (0.0000)(a)     0.0001     0.0005
                                                                             ----------   ----------   ----------   ----------
Total from Investment Operations                                                 0.0528       0.0524       0.0510       0.0562
                                                                             ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                                           (0.0528)     (0.0524)     (0.0509)     (0.0557)
Net Realized Gain                                                                    --      (0.0003)     (0.0005)          --
                                                                             ----------   ----------   ----------   ----------
Total Distributions to Shareholders                                             (0.0528)     (0.0527)     (0.0514)     (0.0557)
                                                                             ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF YEAR                                                 $     1.00   $     1.00   $     1.00   $     1.00
                                                                             ----------   ----------   ----------   ----------
                                                                             ----------   ----------   ----------   ----------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                                       5.40%        5.40%        5.27%        5.71%
Net Assets, End of Year (in thousands)                                       $2,806,488   $2,318,436   $2,155,358   $2,153,469
Ratios to Average Net Assets
    Net Expenses                                                                   0.40%        0.38%        0.40%        0.41%
    Net Investment Income                                                          5.27%        5.25%        5.09%        5.56%
    Expenses without reimbursement                                                 0.40%        0.38%        0.40%        0.41%


                                                                                1994
                                                                             ----------
NET ASSET VALUE, BEGINNING OF YEAR                                           $     1.00
                                                                             ----------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                            0.0367
Net Realized Gain (Loss) on Investments                                         (0.0000)(a)
                                                                             ----------
Total from Investment Operations                                                 0.0367
                                                                             ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                                           (0.0367)
Net Realized Gain                                                                    --
                                                                             ----------
Total Distributions to Shareholders                                             (0.0367)
                                                                             ----------
NET ASSET VALUE, END OF YEAR                                                 $     1.00
                                                                             ----------
                                                                             ----------
RATIOS AND SUPPLEMENTAL DATA
Total Return                                                                       3.73%
Net Assets, End of Year (in thousands)                                       $2,003,690
Ratios to Average Net Assets
    Net Expenses                                                                   0.43%
    Net Investment Income                                                          3.64%
    Expenses without reimbursement                                                 0.44%

------------------------
(a) Less than $0.0001.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN PRIME MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Prime Money Market Fund (the "fund") is a separate series of J.P. Morgan Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund, prior to its tax-free reorganization on July 11, 1993 to a series of the trust, operated as a stand-alone mutual fund. Costs related to the reorganization were borne by Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan").

The fund invests all of its investable assets in The Prime Money Market Portfolio (the "portfolio"), a diversified open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (36% at November 30, 1998). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income and net realized capital gain, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the fund's daily dividends. Substantially all the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the fund.

   d) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Code, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary. For United States federal income tax purposes, the fund had a capital loss carryforward at November 30, 1998 of $81,240, of which $56,817 expires in the year 2005 and $24,423 expires in the year 2006. To the extent that this capital loss is used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

J.P. MORGAN PRIME MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

   e) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended November 30, 1998, the fee for these services amounted to $56,434.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Morgan Institutional Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended November 30, 1998, the fee for these services amounted to $756,083.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate.This rate was 0.15% of the average daily net assets of the fund from December 1, 1997 through July 31, 1998. Effective August 1, 1998 the rate was increased to 0.25%. For the fiscal year ended November 30, 1998, the fee for these services amounted to $4,667,059.

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the services agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

J.P. MORGAN PRIME MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of group. The fund's allocated portion of Group's costs in performing its services amounted to $75,613 for the fiscal year ended November 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $15,900.

3. CONCENTRATION IN SHARES OF BENEFICIAL INTEREST

From time to time, the fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the fund and the portfolio.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan Prime Money Market Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan Prime Money Market Fund (one of the series constituting part of the J.P. Morgan Funds, hereafter referred to as the "fund") at November 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
January 19, 1999

J.P. MORGAN PRIME MONEY MARKET FUND
SUPPLEMENTAL PROXY INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

A Joint Special Meeting of Shareholders of the J.P. Morgan Family of Funds was held on August 20, 1998. Each of the applicable funds voted in favor of adopting the following proposals, therefore, the results are aggregated for the trust unless otherwise specified. The meeting was held for the following purposes:

1. To elect a slate of five trustees to hold office for a term of unlimited duration subject to the current retirement age of 70.

2a.To approve the amendment of the fund's investment restriction relating to diversification of assets.

2b.To approve the amendment of the fund's investment restriction relating to concentration of assets in a particular industry.

2c.To approve the amendment of the fund's investment restriction relating to the issuance of senior securities.

2d.To standardize the borrowing ability of the fund to the extent permitted by applicable law.

2e.To approve the amendment of the fund's investment restriction relating to underwriting.

2f.To approve the amendment of the fund's investment restriction relating to investment in real estate.

2g.To approve the amendment of the fund's investment restriction relating to commodities.

2h.To approve the amendment of the fund's investment restriction relating to lending.

2i.To approve the reclassification of the fund's other fundamental restrictions as nonfundamental.

3. To approve the reclassification of the fund's investment objective from fundamental to nonfundamental.

4. To approve a new investment advisory agreement of the fund.

5. To amend the Declaration of Trust to provide dollar-based voting rights.

6.To ratify the selection of independent accountants, PricewaterhouseCoopers
  LLP.

The results of the proxy solicitation on the above matters were as follows:

DIRECTORS/MATTER                                     VOTES FOR     VOTES AGAINST   ABSTENTIONS
-------------------------------------------------  -------------   -------------   -----------
1. Frederick S. Addy.............................  2,692,335,831      18,884,648       --
  William G. Burns...............................  2,692,395,937      18,824,542       --
  Arthur C. Eschenlauer..........................  2,691,798,990      19,421,489       --
  Matthew Healey.................................  2,692,393,425      18,827,054       --
  Michael P. Mallardi............................  2,692,488,290      18,732,189       --
2. Amending of Investment Restrictions:
  a. Relating to diversification of assets.......  1,680,327,033      20,872,077    21,249,519
  b. Relating to concentration of assets.........  1,677,274,757      22,929,261    22,244,611
  c. Relating to issuance of senior securities...  1,679,166,584      21,037,433    22,244,612
  d. Relating to borrowing.......................  1,674,558,007      23,052,961    24,837,661
  e. Relating to underwriting....................  1,676,575,976      21,962,682    23,909,971
  f. Relating to investment in real estate.......  1,676,284,602      21,326,366    24,837,661
  g. Relating to commodities.....................  1,675,751,101      21,620,738    25,076,790
  h. Relating to lending.........................  1,677,075,084      21,224,446    24,149,099
  i.Reclassification of other restrictions as
    nonfundamental...............................  1,657,332,445      40,278,523    24,837,661
3. Reclassification of investment objectives.....  1,645,546,036      44,735,966    32,166,627
4. Investment advisory agreement.................  1,661,853,245      33,371,101    27,224,282
5. Dollar-based voting rights....................  2,645,059,081      16,807,551    47,376,755
6.Independent accountants,
    PricewaterhouseCoopers LLP...................  2,682,031,391       4,303,418    24,885,671

THE PRIME MONEY MARKET PORTFOLIO
ANNUAL REPORT NOVEMBER 30, 1998
(The following pages should be read in conjunction with J.P. Morgan Prime Money Market Fund
Annual Financial Statements)

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                                       YIELD TO
  (IN                                                                                         MATURITY/
THOUSANDS)                     SECURITY DESCRIPTION                      MATURITY DATES         RATE          VALUE
--------  ------------------------------------------------------------  -----------------    -----------  --------------
CERTIFICATES OF DEPOSIT -- DOMESTIC (2.5%)
$150,000  Dresdner Bank...............................................        11/09/99             4.950% $  149,945,586
45,000    Nationsbank Corp............................................  12/22/98-12/28/98          5.830      44,998,102
                                                                                                          --------------
          TOTAL CERTIFICATES OF DEPOSIT -- DOMESTIC...................                                       194,943,688
                                                                                                          --------------
CERTIFICATES OF DEPOSIT -- FOREIGN (12.0%)
150,000   Abbey National PLC..........................................  06/11/99-07/27/99    5.650-5.720     149,948,475
14,000    Bank of New York............................................        03/26/99             5.640      13,997,463
60,000    Bank of Nova Scotia.........................................        06/07/99             5.142      59,975,719
207,500   Bayerische Landesbank.......................................  02/02/99-07/22/99    5.600-5.720     207,448,771
100,000   Canadian Imperial Bank......................................        04/01/99             5.750      99,980,955
25,000    Commerzbank.................................................        03/05/99             5.670      24,996,915
150,000   Credit Suisse First Boston..................................        07/20/99             5.710     150,000,000
165,000   Deutsche Bank...............................................        03/04/99             5.730     164,976,276
34,400    Rabobank Nederland..........................................        02/03/99             5.620      34,399,598
25,000    Westpac Banking Corp........................................        03/04/99             5.680      24,997,558
                                                                                                          --------------
          TOTAL CERTIFICATES OF DEPOSIT -- FOREIGN....................                                       930,721,730
                                                                                                          --------------
COMMERCIAL PAPER -- DOMESTIC (32.1%)
150,000   ABB Treasury Centre.........................................  12/14/98-02/18/99    5.040-5.340     148,797,583
206,506   Alpine Securitization Corp..................................  12/01/98-12/03/98    5.220-5.350     206,472,303
99,000    Aspen Funding Corp..........................................  12/07/98-12/18/98          5.350      98,805,468
75,000    Associates Corp. of North America...........................  12/09/98-02/17/99    5.030-5.410      74,667,431
166,000   Bank Brussels Lambert.......................................  12/04/98-12/21/98    5.200-5.300     165,611,328
369,955   Bavaria Trust...............................................  12/01/98-03/02/99    5.220-5.570     366,256,149
125,000   CXC Inc.....................................................  12/08/98-02/24/99    5.220-5.270     123,739,764
325,000   Citibank Capital Market.....................................  02/17/99-03/10/99    5.200-5.350     320,685,792
213,500   General Electric Capital Corp...............................        12/16/98             5.410     213,018,735
15,000    Monsanto Co.................................................  04/15/99-04/20/99          4.950      14,718,125
200,000   Newport Funding Corp........................................        03/15/99             5.300     196,937,778
39,500    Receivable Capital Corp.....................................        02/05/99             5.310      39,115,467
225,000   Trident Capital Finance.....................................  02/11/99-02/24/99    5.150-5.250     222,315,729
309,297   Windmill Funding Corp.......................................  12/02/98-03/10/99    5.240-5.450     305,966,085
                                                                                                          --------------
          TOTAL COMMERCIAL PAPER -- DOMESTIC..........................                                     2,497,107,737
                                                                                                          --------------
COMMERCIAL PAPER -- FOREIGN (4.2%)
125,000   Cregem North America Inc....................................  12/15/98-12/29/98    5.150-5.340     124,692,195
54,000    Generale Bank...............................................        12/16/98             5.340      53,879,850
50,000    Royal Bank of Scotland PLC..................................        12/09/98             5.180      49,942,444
100,000   Union Bank of Switzerland...................................        04/19/99             4.951      98,088,364
                                                                                                          --------------
          TOTAL COMMERCIAL PAPER --FOREIGN............................                                       326,602,853
                                                                                                          --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                                       YIELD TO
  (IN                                                                                         MATURITY/
THOUSANDS)                     SECURITY DESCRIPTION                      MATURITY DATES         RATE          VALUE
--------  ------------------------------------------------------------  -----------------    -----------  --------------
CORPORATE BONDS (0.6%)
$50,000   IBM Credit Corp.............................................        08/10/99             5.625% $   49,967,896
                                                                                                          --------------
FLOATING RATE NOTES (45.3%)(v)
38,000    American Express Centurion Bank, (resets monthly to one
           month LIBOR -6 basis points, due 05/07/99).................        12/07/98   (a)       5.222      38,000,000
50,000    American Express Centurion Bank, (resets monthly to one
           month LIBOR -6 basis points, due 05/10/99).................        12/10/98   (a)       5.190      50,000,000
50,000    American Express Centurion Bank, (resets monthly to one
           month LIBOR -6 basis points, due 06/18/99).................        12/18/98   (a)       5.216      50,000,000
50,000    ABSIT Series 97-E N, (resets monthly to one month LIBOR due
           08/15/99) (144A)...........................................        12/15/98   (a)       5.273      50,000,000
100,000   BankBoston Corp., (resets daily to Fed Funds rate +5 basis
           points, due 04/08/99)......................................        12/01/98   (a)       4.890      99,982,886
27,500    Bankers Trust, (resets daily to Prime rate -293 basis
           points, due 05/14/99)......................................        12/01/98   (a)       4.820      27,491,726
235,000   Barclays Bank PLC, (resets monthly to one month LIBOR -14
           basis points, due 06/04/99)................................        12/04/98   (a)       5.135     234,906,142
75,000    Barclays Bank PLC, (resets daily to Prime rate (296 basis
           points, due 08/24/99)).....................................        12/01/98   (a)       4.790      74,961,740
51,000    CIT Group Inc., (resets daily to Prime rate -280 basis
           points, due 10/22/99)......................................        12/01/98   (a)       4.950      51,004,378
25,000    CIT Group Inc., (resets daily to Prime rate -282 basis
           points, due 11/02/99)......................................        12/01/98   (a)       5.180      24,990,652
100,000   Corestates Bank, (resets monthly to one month LIBOR -5.5
           basis points, due 05/07/99)................................        12/07/98   (a)       5.202     100,000,000
15,000    Corestates Bank, (resets monthly to one month LIBOR -5.5
           basis points, due 05/14/99)................................        12/14/98   (a)       5.005      15,000,000
50,000    Corestates Bank, (resets monthly to one month LIBOR -5.5
           basis points, due 04/20/99)................................        12/21/98   (a)       5.005      50,000,000
50,000    Corestates Bank, (resets monthly to one month LIBOR -5.5
           basis points, due 04/21/99)................................        12/21/98   (a)       5.005      50,000,000
16,000    Ford Motor Credit, (resets daily to Fed Funds rate +45 basis
           points, due 04/19/99)......................................        12/01/98   (a)       5.290      16,020,202
91,000    General Electric Capital Corp., (resets daily to Prime rate
           (289 basis points, due 05/04/99))..........................        12/01/98   (a)       4.860      91,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                                       YIELD TO
  (IN                                                                                         MATURITY/
THOUSANDS)                     SECURITY DESCRIPTION                      MATURITY DATES         RATE          VALUE
--------  ------------------------------------------------------------  -----------------    -----------  --------------
FLOATING RATE NOTES (continued)
$43,000   Household Finance Corp., (resets quarterly to three month
           LIBOR -12 basis points, due 03/30/99)......................        12/30/98   (a)       5.192% $   42,989,829
100,000   IBM Corp., (resets quarterly to three month LIBOR -3.5 basis
           points, due 10/22/99)......................................        01/22/99   (a)       5.153      99,951,829
200,000   Key Bank, (resets daily to Prime rate -295 basis points, due
           02/24/99)..................................................        12/01/98   (a)       4.800     199,968,329
65,000    Key Bank, (resets daily to Fed funds +4.5 basis points, due
           04/16/99)..................................................        12/01/98   (a)       4.800      64,984,197
48,000    Key Bank, (resets daily to Prime rate -291.5 basis points,
           due 02/24/99)..............................................        12/01/98   (a)       4.835      47,991,118
25,000    Key Bank, (resets daily to Prime rate -287 basis points, due
           10/13/99)..................................................        12/01/98   (a)       4.880      24,997,218
225,000   LINCS, Series 98-4 Class 1, (resets monthly to one month
           LIBOR, due 02/18/99) (144A)................................        12/18/98   (a)       5.060     224,994,229
225,000   LINCS, Series 98-3, (resets monthly to one month LIBOR, due
           01/29/99)..................................................        12/29/98   (a)       5.276     225,000,000
200,000   PNC Bank, N.A., (resets daily to Prime rate -290 basis
           points, due 01/19/99)......................................        12/01/98   (a)       4.850     199,993,342
150,000   Pepsico Inc., (resets quarterly to three month LIBOR (19
           basis points, due 08/19/99))...............................        02/19/99   (a)       5.209     149,878,967
200,000   RACERS 98-MM-8-5, (resets monthly to one month LIBOR -1
           basis point, due 09/02/99) (144A)..........................        12/02/98   (a)       5.240     200,000,000
220,000   RACERS 98-MM-7-1, (resets monthly to one month LIBOR -1
           basis point, due 08/13/99) (144A)..........................        12/17/98   (a)       5.263     220,000,000
245,000   Societe Generale, (resets monthly to one month LIBOR - 8.5
           basis points, due 05/26/99)................................        12/28/98   (a)       4.949     244,918,521
175,000   SPARCS Series 98-5, (resets quarterly to 3 month LIBOR +22
           basis points, due 05/24/99)................................        02/24/99   (a)       5.470     174,974,765
97,480    STEERS Series 97-A-34, (resets monthly to one month LIBOR +3
           basis points, due 11/15/99)................................        12/15/98   (a)       5.347      97,479,763
153,053   STEERS Series 97-A-36, (resets monthly to one month LIBOR +3
           basis points, due 11/15/99)................................        12/15/98   (a)       5.347     153,053,435
28,000    STEERS Series 98-A-40 (resets monthly to one month LIBOR,
           due 01/15/99)..............................................        12/15/98   (a)       5.347      28,000,000
100,000   Toyota Motor Credit Corp., (resets quarterly to three month
           LIBOR + 4 basis points, due 10/22/99)......................        01/22/99   (a)       5.240     100,000,000
                                                                                                          --------------
          TOTAL FLOATING RATE NOTES...................................                                     3,522,533,268
                                                                                                          --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                                       YIELD TO
  (IN                                                                                         MATURITY/
THOUSANDS)                     SECURITY DESCRIPTION                      MATURITY DATES         RATE          VALUE
--------  ------------------------------------------------------------  -----------------    -----------  --------------
TAXABLE MUNICIPALS (1.2%)(v)
$43,690   Jacksonville Health Facility Hospital, (resets weekly, due
           08/15/19)..................................................        12/02/98   (a)       5.100% $   43,690,000
41,145    Sacramento County, (resets quarterly to three month LIBOR,
           due 08/15/14)..............................................        02/15/99   (a)       5.450      41,142,062
 6,200    Wake Forest University, (resets weekly, due 07/01/17), LOC
           Wachovia Bank..............................................        12/02/98   (a)       5.260       6,200,000
                                                                                                          --------------
          TOTAL TAXABLE MUNICIPALS....................................                                        91,032,062
                                                                                                          --------------
TIME DEPOSITS -- DOMESTIC (1.6%)
124,931   Suntrust Bank Cayman........................................        12/01/98             4.875     124,931,000
                                                                                                          --------------
          TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.5%).........................................   7,737,840,234
          OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)..................................................      42,383,672
                                                                                                          --------------
          NET ASSETS (100.0%)...........................................................................  $7,780,223,906
                                                                                                          --------------
                                                                                                          --------------

------------------------------
(a)The date listed under the heading maturity date represents an optional tender date or the next interest rate reset date. The final maturity date is indicated in the security description.

(v)Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.

144A -- Securities restricted for resale to Qualified Institutional Buyers.

LOC -- Letter of Credit

LIBOR -- London Interbank Offered Rate.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $7,737,840,234
Cash                                                       19,472
Interest Receivable                                    43,479,692
Prepaid Trustees' Fees                                      5,898
Prepaid Expenses and Other Assets                          46,829
                                                   --------------
    Total Assets                                    7,781,392,125
                                                   --------------
LIABILITIES
Advisory Fee Payable                                      715,332
Custody Fee Payable                                       209,379
Administrative Services Fee Payable                       175,676
Administration Fee Payable                                  8,420
Fund Services Fee Payable                                   6,754
Accrued Expenses                                           52,658
                                                   --------------
    Total Liabilities                                   1,168,219
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $7,780,223,906
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $350,050,856
EXPENSES
Advisory Fee                                       $7,199,733
Administrative Services Fee                         1,788,454
Custodian Fees and Expenses                           825,693
Fund Services Fee                                     173,032
Professional Fees and Expenses                        137,361
Administration Fee                                    115,137
Trustees' Fees and Expenses                            74,479
Miscellaneous                                          37,576
                                                   ----------
    Total Expenses                                                10,351,465
                                                                ------------
NET INVESTMENT INCOME                                            339,699,391
NET REALIZED LOSS ON INVESTMENTS                                     (55,967)
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $339,643,424
                                                                ------------
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL      FOR THE FISCAL
                                                      YEAR ENDED          YEAR ENDED
                                                   NOVEMBER 30, 1998   NOVEMBER 30, 1997
                                                   -----------------   -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     339,699,391   $     220,786,337
Net Realized Loss on Investments                             (55,967)           (105,748)
                                                   -----------------   -----------------
    Net Increase in Net Assets Resulting from
      Operations                                         339,643,424         220,680,589
                                                   -----------------   -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         48,705,487,837      22,011,079,297
Withdrawals                                          (45,584,553,162)    (21,760,363,996)
                                                   -----------------   -----------------
    Net Increase from Investors' Transactions          3,120,934,675         250,715,301
                                                   -----------------   -----------------
    Total Increase in Net Assets                       3,460,578,099         471,395,890
NET ASSETS
Beginning of Fiscal Year                               4,319,645,807       3,848,249,917
                                                   -----------------   -----------------
End of Fiscal Year                                 $   7,780,223,906   $   4,319,645,807
                                                   -----------------   -----------------
                                                   -----------------   -----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                      FOR THE FISCAL YEAR ENDED
                                                             NOVEMBER 30,
                                                   --------------------------------
                                                   1998   1997   1996   1995   1994
                                                   ----   ----   ----   ----   ----
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                     0.17%  0.18%  0.19%  0.19%  0.20%
  Net Investment Income                            5.48%  5.43%  5.29%  5.77%  3.90%
  Expenses without reimbursement                   0.17%  0.18%  0.19%  0.19%  0.20%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Prime Money Market Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on November 4, 1992. The portfolio's investment objective is to maximize current income while maintaining a high level of liquidity. The portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The portfolio's custodian or designated subcustodians, as the case may be under the tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 1, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. Effective October 1, 1998 the portfolio's investment advisor is J.P. Morgan Investment

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------
      Management Inc., ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement have remained the same. For the fiscal year ended November 30, 1998, such fees amounted to $7,199,733.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended November 30, 1998, the fee for these services amounted to $115,137.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended November 30, 1998, the fee for these services amounted to $1,788,454.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $173,032 for the fiscal year ended November 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $36,300.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The Prime Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Prime Money Market Portfolio (the "portfolio") at November 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
January 19, 1999

J.P. MORGAN FUNDS

          PRIME MONEY MARKET FUND

          FEDERAL MONEY MARKET FUND

          TAX EXEMPT MONEY MARKET FUND

          SHORT TERM BOND FUND

          BOND FUND

          GLOBAL STRATEGIC INCOME FUND

          EMERGING MARKETS DEBT FUND

          TAX EXEMPT BOND FUND

          NEW YORK TAX EXEMPT BOND FUND

          CALIFORNIA BOND FUND: SELECT SHARES

          DIVERSIFIED FUND

          DISCIPLINED EQUITY FUND

          U.S. EQUITY FUND

          U.S. SMALL COMPANY FUND

          U.S. SMALL COMPANY OPPORTUNITIES FUND

          TAX AWARE U.S. EQUITY FUND: SELECT SHARES

          INTERNATIONAL EQUITY FUND

          EUROPEAN EQUITY FUND

          INTERNATIONAL OPPORTUNITIES FUND

          EMERGING MARKETS EQUITY FUND

          GLOBAL 50 FUND: SELECT SHARES


FOR MORE INFORMATION ON THE J.P. MORGAN FUNDS,
CALL J.P. MORGAN FUNDS SERVICES AT
(800) 521-5411.


J.P. MORGAN
PRIME MONEY MARKET FUND


ANNUAL REPORT
NOVEMBER 30, 1998